FAIR VALUE MEASUREMENTS - Issued Notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 68,348,556	$ 28,249,653	$ 28,249,653
Unrealized loss on change in fair value (risk-free)	2,712,627	953,433	2,356,058	$ 90,719
Unrealized loss on change in fair value (credit-adjusted) included in OCI	(16,007)		1,265,103
Unrealized gain on change in fair value (credit-adjusted) included in equity of NCI	6,046		407,028
Change in estimated fair value of debt	2,702,666		4,028,189
Non-cash interest expense	1,258,266	$ 0	2,182,221	0
Deferred issuance costs and discounts			(1,831,910)
Fair value at end of period	89,089,324		68,348,556	$ 28,249,653
Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 139,820,514
Fair value at end of period			139,820,514
Nonrelated Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Debt issued			71,720,713
Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Debt issued			35,471,648
Non-cash interest expense			$ 2,182,221